INFORMATION BY GEOGRAPHIC AREA (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of geographical areas [abstract]
Schedule of Property, Plant and Equipment Reported Based on Physical Location of Assets
Property, plant and equipment are reported based on the physical location of the assets:

	At December 31,
(in millions of Euros)	2023	2022
United States	806	832
France	772	699
Germany	248	269
Czech Republic	95	97
Other	126	120
Total	2,047	2,017